Note 2 - Securities (Details) - Securities Available-for-Sale - USD ($) $ in Thousands	Dec. 31, 2015	Sep. 30, 2015	Dec. 31, 2014
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 91,189		$ 83,781
Gross Unrealized Gains	981		1,695
Gross Unrealized Losses	(519)		(240)
Estimated Fair Value	91,651	$ 91,651	85,236
US Government-sponsored Enterprises Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 9,011		9,019
Gross Unrealized Gains			2
Gross Unrealized Losses	$ (46)		(104)
Estimated Fair Value	8,965		8,917
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	82,178		74,762
Gross Unrealized Gains	981		1,693
Gross Unrealized Losses	(473)		(136)
Estimated Fair Value	$ 82,686		$ 76,319